S000004355 [Member] Investment Objectives and Goals - iShares Expanded Tech-Software Sector ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Expanded Tech-Software Sector ETF IGV | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Expanded Tech-Software Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software industry and select North American equities from interactive home entertainment and interactive media and services industries.